Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Trade and other receivables
8	Trade and other receivables

(a)	Carrying amounts

	2022	2021
	US $ in millions

Non-current other receivables	112.1	107.2

Current trade and other receivables

Trade receivables	671.5	1,178.0

Other receivables
Insurance recoveries (see also Note 15)	23.9	7.7
Government institutions	11.9	14.9
Prepaid expenses	24.9	55.8
Other receivables (*)	93.5	21.6
	154.2	100.0

	825.7	1,278.0

(*) As at December 31, 2022, mainly includes interest receivables and receivables related to vessel owners.

The Group’s exposure to credit and market risks is disclosed in Note 29.

(b)	Factoring facility

In August 2019, the Company entered into a revolving arrangement with a financial institution, for the recurring sale of portion of receivables, designated by the Company, for an aggregated amount of up to US$ 100 million. The true sale of the receivables under this arrangement meets the conditions for derecognition of financial assets as prescribed in IFRS 9 (Financial Instruments).

As at December 31, 2022 and 2021, no amounts were withdrawn under this arrangement. Following the reporting date, the agreement was renewed for additional period ending February 2024.